Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0000946581
Registrant Name	TAKE TWO INTERACTIVE SOFTWARE INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES